CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues
Revenues	$ 1,908,223	¥ 13,119,990	¥ 1,744,076	¥ 504,864
Costs of revenues
Total costs of revenues	(422,551)	(2,905,249)	(722,830)	(577,870)
Gross (loss)/profit	1,485,672	10,214,741	1,021,246	(73,006)
Sales and marketing expenses	(1,955,031)	(13,441,813)	(1,344,582)	(168,990)
General and administrative expenses	(939,075)	(6,456,612)	(133,207)	(14,793)
Research and development expenses	(162,324)	(1,116,057)	(129,181)	(29,421)
Impairment of a long-term investment		0	(10,000)	0
Total operating expenses	(3,056,430)	(21,014,482)	(1,616,970)	(213,204)
Operating loss	(1,570,758)	(10,799,741)	(595,724)	(286,210)
Interest income	85,076	584,940	80,783	4,460
Foreign exchange gain/(loss)	1,460	10,037	(11,547)	475
Changes in the fair value of warrant liability				(8,668)
Other (loss)/income, net	(1,798)	(12,361)	1,373	(2,034)
Loss before income tax	(1,486,020)	(10,217,125)	(525,115)	(291,977)
Net loss	(1,486,020)	(10,217,125)	(525,115)	(291,977)
Deemed distribution to certain holders of convertible preferred shares	(11,708)	(80,496)		(30,430)
Contribution from a holder of convertible preferred shares			26,413
Net loss attributable to ordinary shareholders	$ (1,497,728)	¥ (10,297,621)	¥ (498,702)	¥ (322,407)
Loss per share:
Basic | (per share)	$ (0.50)	¥ (3.47)	¥ (0.28)	¥ (0.18)
Diluted | (per share)	$ (0.50)	¥ (3.47)	¥ (0.28)	¥ (0.18)
Shares used in loss per share computation
Basic | shares	2,968,319,549	2,968,319,549	1,764,799,346	1,815,200,000
Diluted | shares	2,968,319,549	2,968,319,549	1,764,799,346	1,815,200,000
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation difference, net of tax of nil	$ 154,008	¥ 1,058,884	¥ (47,681)	¥ 20,001
Comprehensive loss	(1,332,012)	(9,158,241)	(572,796)	(271,976)
Online marketplace services
Revenues
Revenues	1,908,223	13,119,990	1,740,691	48,276
Costs of revenues
Total costs of revenues	$ (422,551)	¥ (2,905,249)	(719,778)	(93,551)
Merchandise sales
Revenues
Revenues			3,385	456,588
Costs of revenues
Total costs of revenues			¥ (3,052)	¥ (484,319)